As filed with the U.S. Securities and Exchange Commission on December 4, 2013
                            File Nos. 333-179904 and 811-22649

 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 34	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 34	☒

(Check appropriate box or boxes)

iShares U.S. ETF Trust
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	EDWARD BAER, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, NY 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On December 9, 2013, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until December 9, 2013, the effectiveness of the registration statement for the iShares Liquidity Income Fund (the “Fund”), filed in Post-Effective Amendment No. 3 on February 4, 2013, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
10	April 19, 2013	May 17, 2013
13	May 16, 2013	June 14, 2013
14	June 13, 2013	July 12, 2013
15	July 11, 2013	August 9, 2013
16	August 8, 2013	September 6, 2013
19	September 5, 2013	October 4, 2013
21	October 3, 2013	November 1, 2013
24	October 31, 2013	November 22, 2013
27	November 21, 2013	December 5, 2013

This Post-Effective Amendment No. 34 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 3.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 34 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 4th day of December, 2013.

iSHARES U.S. ETF TRUST

By:
Michael Latham*
President and Trustee

Date: December 4, 2013

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 34 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Michael Latham*
President and Trustee

Date: December 4, 2013

John E. Martinez*
Trustee

Date: December 4, 2013

George G.C. Parker*
Trustee

Date: December 4, 2013

Cecilia H. Herbert*
Trustee

Date: December 4, 2013

Charles A. Hurty*
Trustee

Date: December 4, 2013

John E. Kerrigan*
Trustee

Date: December 4, 2013

Robert H. Silver*
Trustee

Date: December 4, 2013

Robert S. Kapito*
Trustee

Date: December 4, 2013

Madhav V. Rajan*
Trustee

Date: December 4, 2013

/s/ Jack Gee
Jack Gee
Treasurer

Date: December 4, 2013

* By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: December 4, 2013

*
Powers of Attorney, each dated June 11, 2013, for Michael Latham, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to Post-Effective Amendment No. 17, filed August 22, 2013.